As filed with the Securities and Exchange Commission on January 12, 2016

File No. 333-208344

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[X]

Franklin California Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

(650) 312-2000
(Registrant's Area Code and Telephone Number)

One Franklin Parkway, San Mateo, California 94403-1906
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

[franklin templeton logo - graphic]

FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Meeting of Shareholders of the Franklin California Tax-Exempt Money Fund (the “California Money Fund”) scheduled for February 26, 2016, at 2:00 p.m., Pacific time.  These materials discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement, and a proxy card.  A proxy card is, in essence, a ballot.  When you complete a proxy card, it tells us how you wish the individual(s) named on your proxy card to vote on important issues relating to the California Money Fund.  If you complete, sign and return a proxy card, we’ll vote your proxy exactly as you tell us.  If you simply sign and return a proxy card without indicating how your shares are to be voted, we’ll vote your proxy FOR the proposal which is in accordance with the Board of Trustees’ recommendations on page 8 of the Prospectus/Proxy Statement.

We urge you to review carefully the proposal in the Prospectus/Proxy Statement.  Then, fill out the proxy card and return it to us so that we know how you would like to vote.  When shareholders return their proxy cards promptly, additional costs of having to conduct additional mailings may be avoided.

PLEASE COMPLETE, SIGN AND RETURN the proxy card you receive.

We welcome your comments.  If you have any questions, call Fund Information at

(800) DIAL BEN® or (800) 342-5236.

TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day.  If your account is eligible, separate instructions are enclosed.

FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

One Franklin Parkway

San Mateo, CA 94403-1906

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on February 26, 2016

To the Shareholders of the Franklin California Tax-Exempt Money Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of the Franklin California Tax-Exempt Money Fund (the “California Money Fund”), a series of the Franklin California Tax-Free Trust (the “Trust”), will be held at the California Money Fund’s offices:  One Franklin Parkway, San Mateo, California 94403-1906, on February 26, 2016, at 2:00 p.m., Pacific time.  The Meeting is being called for the following purposes:

1.          To approve a Plan of Reorganization (the “Plan”) between the California Money Fund and the Franklin California Ultra-Short Tax-Free Income Fund (the “California Ultra-Short Fund”), a new series of the Trust, that provides for:  (i) the acquisition of all of the assets and assumption of all of the liabilities of the California Money Fund by the California Ultra-Short Fund in exchange solely for shares of the California Ultra-Short Fund, (ii) the distribution of such shares to the shareholders of the California Money Fund, and (iii) the complete liquidation and dissolution of the California Money Fund.

2.          To transact such other business as may properly come before the Meeting.

A copy of the form of the Plan, which more completely sets forth the transaction proposed for the California Money Fund, is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders of record as of the close of business on December 10, 2015 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.

By Order of the Board of Trustees,

Karen L. Skidmore

Secretary

January 12, 2016

You are invited to attend the Meeting, but if you cannot do so, the Board of Trustees of the Trust urges you to complete, date, sign, and return the enclosed proxy card in the enclosed postage-paid return envelope.  It is important that you return your signed proxy card promptly so that a quorum may be ensured at the Meeting.  You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy card, by giving written notice of revocation to the California Money Fund at any time before the proxy is exercised, or by voting in person at the Meeting.  You may also be able to vote by touch-tone telephone by calling the telephone number printed on your proxy card and following the recorded instructions.  In addition, you may also be able to vote through the internet by visiting the website printed on your proxy card and following the online instructions.

Prospectus/Proxy Statement

When reading this Prospectus/Proxy Statement, you will notice that certain terms are capitalized.  The more significant of those capitalized terms are explained in our glossary section at the back of the Prospectus/Proxy Statement.

TABLE OF CONTENTS

Page

Cover Page                                                                                                                               Cover

SUMMARY

What am I being asked to vote upon regarding the Plan?

What will happen if the shareholders approve the Plan?

How will the Transaction affect me?

What are the federal income tax consequences of the Transaction?

How do the distribution and purchase procedures of the Funds compare?

How do the redemption procedures and exchange privileges of the Funds compare?

What is the anticipated timing of the Transaction?

What happens if the Transaction is not approved?

How will shareholder voting be handled?

What is the Board’s recommendation regarding the proposal?

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment goals, strategy, and policies of the Funds?

How do the principal investment risks of the Funds compare?

What are the distribution and purchase procedures of the Funds?

What are the redemption procedures and exchange privileges of the Funds?

Who manages the Funds?

What are the Funds’ investment management fees?

What are the fees and expenses of each Fund and what might they be after the Transaction?

How do the performance records of the Funds compare?

Where can I find more financial and performance information about the Funds?

What are other key features of the Funds?

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION

How will the Transaction be carried out?

Who will pay the expenses of the Transaction?

What should I know about the California Ultra-Short Fund Shares?

What are the capitalizations of the Funds and what might the California Ultra-Short Fund’s capitalization be after the Transaction?

COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

How do the investment goals, strategies, policies and risks of the Funds compare?

How do the fundamental investment policies and certain non-fundamental policies of the Funds differ?

What are the principal risk factors associated with investments in the Funds?

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION

INFORMATION ABOUT THE FUNDS

FURTHER INFORMATION ABOUT THE FUNDS

VOTING INFORMATION

How many votes are necessary to approve the Plan?

How do I ensure my vote is accurately recorded?

May I revoke my proxy?

What other matters will be voted upon at the Meeting?

Who is entitled to vote?

How will proxies be solicited?

Are there dissenters’ rights?

PRINCIPAL HOLDERS OF SHARES

SHAREHOLDER PROPOSALS

ADJOURNMENT

GLOSSARY

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

PLAN OF REORGANIZATION

A.     Form of Plan of Reorganization

B.     Prospectus, dated January 12, 2016, of the Franklin California Ultra-Short Tax-Free Income Fund, a series of the Franklin California Tax-Free Trust, as supplemented to date (enclosed)

PROSPECTUS/PROXY STATEMENT

Dated January 12, 2016

Acquisition of All of the Assets and Assumption of All of the Liabilities of

FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

By and in Exchange for Shares of

FRANKLIN CALIFORNIA ULTRA-SHORT TAX-FREE INCOME FUND

(each a series of Franklin California Tax-Free Trust) (the “Trust”)

This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of the Franklin California Tax-Exempt Money Fund (the “California Money Fund”).  At the Meeting, shareholders of the California Money Fund will be asked to approve or disapprove a Plan of Reorganization (the “Plan”).  If the California Money Fund shareholders vote to approve the Plan, all of the assets and liabilities of the California Money Fund will be acquired by the Franklin California Ultra-Short Tax-Free Income Fund (the “California Ultra-Short Fund”), a new series of the Trust, in exchange for Class A1 shares of the California Ultra-Short Fund.

The principal offices of the Trust are located at One Franklin Parkway, San Mateo, California 94403-1906.  You can reach the offices of the Trust by calling (800) 342-5236.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

The Meeting will be held at the Trust’s offices, One Franklin Parkway, San Mateo, California, on February 26, 2016 at 2:00 p.m., Pacific time.  The Board of Trustees of the Trust (the “Board”) is soliciting these proxies.  This Prospectus/Proxy Statement will first be sent to shareholders on or about January 27, 2016.

If the California Money Fund shareholders vote to approve the Plan, you will receive Class A1 shares of the California Ultra-Short Fund of equivalent aggregate net asset value (“NAV”) to your investment in Class A shares of the California Money Fund.  The California Money Fund will then be liquidated and dissolved.

The California Money Fund and the California Ultra-Short Fund (each, a “Fund” and, collectively, the “Funds”) have similar, but not identical, investment goals, principal investment strategies and risks.  Unlike the California Money Fund, the California Ultra-Short Fund is not a money market fund and is not subject to portfolio credit quality, liquidity, maturity, and diversification requirements applicable to money market funds pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), and the California Ultra-Short Fund will not try to maintain a stable $1.00 share price.

This Prospectus/Proxy Statement includes information about the Plan and the California Ultra-Short Fund that you should know before voting on the Plan that could result in an investment in the California Ultra-Short Fund.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about the California Money Fund, the California Ultra-Short Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:

•      The Prospectus dated November 1, 2015 of the California Money Fund, a series of the Trust which is incorporated herein by reference and considered a part of this Prospectus/Proxy Statement (the “California Money Fund Prospectus”).

•      The Prospectus dated January 12, 2016 of the California Ultra-Short Fund, also a series of the Trust, as supplemented to date (the “California Ultra-Short Fund Prospectus” and, collectively with the California Money Fund Prospectus, the “Fund Prospectuses”), which is enclosed with, incorporated herein by reference and considered a part of this Prospectus/Proxy Statement.

•      A Statement of Additional Information (“SAI”) dated January 12, 2016, relating to this Prospectus/Proxy Statement, which has been filed with the SEC, is incorporated herein by reference and is considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or each Fund Prospectus without charge by calling (800) DIAL-BEN or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, California 94403-1906.

SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of the Plan (attached as Exhibit A) and the California Ultra-Short Fund Prospectus (enclosed).

What am I being asked to vote upon regarding the Plan?

Shareholders of the California Money Fund are being asked to approve the Plan which provides for:  (1) the acquisition of all of the assets and assumption of all of the liabilities of the California Money Fund by the California Ultra-Short Fund in exchange solely for shares of the California Ultra-Short Fund, (2) the distribution of such shares to the shareholders of the California Money Fund, and (3) the complete liquidation and dissolution of the California Money Fund.

What will happen if the shareholders approve the Plan?

If the California Money Fund’s shareholders vote to approve the Plan, on or about March 18, 2016, shareholders of the California Money Fund will become shareholders of the California Ultra-Short Fund and will no longer be shareholders of the California Money Fund.  Shareholders of the California Money Fund will receive Class A1 shares of the California Ultra-Short Fund (“California Ultra-Short Fund Shares”) with an aggregate NAV equivalent to their investment in Class A shares of the California Money Fund.

In particular, the Plan provides that (1) all of the assets and liabilities of the California Money Fund will be acquired by the California Ultra-Short Fund in exchange for Class A1 shares of the California Ultra-Short Fund; and (2) the Class A1 shares of the California Ultra-Short Fund received by the California Money Fund in the exchange will then be distributed to shareholders of the Class A shares of the California Money Fund.  Because the Funds have different NAVs per share, the number of Class A1 shares of the California Ultra-Short Fund Shares that you receive will be different than the number of Class A shares of the California Money Fund that you own, but the total value of your investment will be substantially the same immediately before and after the exchange.  After the Class A1 Shares of the California Ultra-Short Fund are distributed to the California Money Fund’s shareholders, the California Money Fund will be completely liquidated and dissolved.  (The proposed transaction is referred to in this Prospectus/Proxy Statement as the “Transaction.”)

For more information concerning the similarities regarding share purchase, redemption and exchange procedures of the California Money Fund and the California Ultra-Short Fund, please see “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the distribution and purchase procedures of the Funds?” and “What are the redemption procedures and exchange privileges of the Funds?”

How will the Transaction affect me?

If the Transaction is completed, you will cease to be a shareholder of the California Money Fund and become a shareholder of the California Ultra-Short Fund.  Below are summarized some of the considerations for deciding whether to approve the Plan:

Similar Investment Goal.  The California Money Fund and California Ultra-Short Fund have similar but not identical investment goals.

INVESTMENT GOAL

The California Money Fund’s investment goal is to provide investors with as high a level of income exempt from federal income taxes and California personal income taxes as is consistent with prudent investment management and the preservation of shareholder capital and liquidity in its investments.  The California Money Fund tries to maintain a stable $1.00 share price.

The California Ultra-Short Fund’s investment goal is to provide investors with as high a level of income exempt from federal income taxes and California personal income taxes as is consistent with prudent investment management and the preservation of shareholder capital.

The California Ultra-Short Fund is Not a Money Market Fund.  As a non-money market fund, the California Ultra-Short Fund will not try to maintain a stable $1.00 share price.  The California Ultra-Short Fund’s initial share price will be $10.00 and will fluctuate with market conditions.  In addition, the California Ultra-Short Fund will not be subject to the portfolio credit quality, liquidity, maturity, and diversification standards applicable to money market funds pursuant to Rule 2a-7 under the 1940 Act.  The California Ultra-Short Fund will not offer check-writing privileges like the California Money Fund.

Similar Investment Strategies, Policies and Risks.  Under normal market conditions, the California Money Fund invests at least 80% of its total assets and the California Ultra-Short Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) (“Net Assets”) in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes.  Under normal market conditions, the California Ultra-Short Fund also invests at least 65% of its total assets in California municipal securities.  Both Funds may also invest up to 35% of their respective total assets in municipal securities issued by U.S. territories, such as Guam, the U.S. Virgin Islands or Puerto Rico.  In addition, although both Funds try to invest all of their respective total assets in tax-free securities, it is possible, but not anticipated, that up to 20% of the California Money Fund’s total assets and 20% of the California Ultra-Short Fund’s Net Assets may be in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax.

Because both Funds primarily invest in tax-exempt California municipal securities, they are subject to interest rate, California and U.S. territories, focus, credit, market, tax-exempt securities, management, income, and inflation principal investment risks.  The California Money Fund is also subject to the principal risks of banking industry, liquidity, U.S. government securities, and holding cash whereas the California Ultra-Short Fund is subject to prepayment, bond insurers, when-issued and delayed delivery transactions, municipal lease obligations, unrated debt securities, and illiquid securities principal investment risk.

For a more complete discussion, see the sections below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ Are there any significant differences between the investment goals, strategies, and policies of the Funds” and “How do the principal investment risks of the Funds compare?” and “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the fundamental investment policies and certain non-fundamental policies of the Funds differ?” and “What are the principal investment risks associated with investments in the Funds?”

Higher Total Annual Fund Operating Expenses (After Waivers) But Same Total Annual Fund Operation Expense Before Waivers.  As shown in the chart below, the California Ultra-Short Fund’s total annual fund operating expense ratio before waivers is expected to be the same as the California Money Fund but after contractual and voluntary fee waivers is expected to be higher than the California Money Fund.  The increase in operating expense is primarily due to the termination of voluntary investment management fee waivers that have been in place for the California Money Fund in order to avoid providing shareholders with a negative yield.  Such voluntary fee waivers will not be part of the California Ultra-Short Fund’s expense structure.  The fee waivers in place for the California Money Fund are entirely voluntary, and can be discontinued at any time without notice.  The following table compares the annualized net expense ratio, before and after any applicable management fee reductions, for Class A1 shares of the California Ultra-Short Fund with those of Class A shares of the California Money Fund:

ANNUAL FUND OPERATING EXPENSES1

	California Money Fund	California Ultra-Short Fund[2]
Total Annual Fund Operating Expenses Before Fee Waiver	0.53%	0.53%
Total Annual Fund Operating Expenses After Contractual Fee Waiver	0.53%	0.37%
Total Annual Fund Operating Expenses After Voluntary Fee Waivers	0.04%	0.37%

1.  Expense ratios reflect (i) annual fund operating expenses for June 30, 2015 for the California Money Fund and (ii) the expected annual fund operating expenses for its first full fiscal year for the California Ultra-Short Fund, as reflected in each Fund’s current prospectuses.

2.  To the extent there may be significant redemptions from the California Money Fund as a result of the Transaction, it may increase the California Ultra-Short Fund’s annual fund operating expenses (before waivers), but annual fund operating expenses (after waivers) would remain at 0.37%.

For a more detailed comparison of the Funds’ fees and expenses, see the sections below captioned “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fees?” and “What are the fees and expenses of each of the Funds and what might they be after the Transaction?”

Management Fee Structure.  The California Money Fund and the California Ultra-Short Fund have the same management fee structure.  For more information, see the section titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the Funds’ investment management fees?”

Costs of the Transaction.  The California Money Fund will pay 50% of the expenses of the Transaction, including proxy solicitation costs.  Franklin Investment Advisers, Inc. (“FAV” or the “Investment Manager”) will pay the remaining 50% of such expenses.  The total amount of the expenses for the Transaction is estimated to be approximately $118,000.  However, in light of the current expense waivers that are in place for the California Money Fund, FAV or its affiliate, will ultimately pay the California Money Fund’s portion of the Transaction expenses.

What are the federal income tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes, and the delivery of a legal opinion to that effect is a condition of closing the Transaction, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position.  This means that, subject to the limited exceptions described below under the heading “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION,” the shareholders of the California Money Fund will recognize no income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the California Money Fund for shares in the California Ultra-Short Fund.  Shareholders should consult their tax adviser about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the federal income tax consequences of the Transaction.  For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION.”

How do the distribution and purchase procedures of the Funds compare?

Shares of the California Money Fund and the California Ultra-Short Fund are sold on a continuous basis by Franklin Templeton Distributors, Inc. (“Distributors”).  Distribution and purchase procedures are the same for each Fund.

For a more complete discussion, see the section below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the distribution and purchase procedures of the Funds?”

How do the redemption procedures and exchange privileges of the Funds compare?

The Funds have generally the same redemption procedures and exchange privileges.  However, the California Ultra-Short Fund will not offer check writing privileges like the California Money Fund.

For a more complete discussion, see the section below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the redemption procedures and exchange privileges of the Funds?”

What is the anticipated timing of the Transaction?

The meeting of the shareholders is scheduled to occur on February 26, 2016.  If all necessary approvals are obtained, the Transaction will likely be completed on or about March 18, 2016.

What happens if the Transaction is not approved?

If the Transaction is not approved by the California Money Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the California Money Fund, and the California Money Fund will continue to operate.  The Board then will consider such other actions as it deems necessary or appropriate, including possible liquidation, for the California Money Fund.

How will shareholder voting be handled?

Shareholders who own shares of the California Money Fund at the close of business on December 10, 2015, will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold.  Approval of the Transaction by the California Money Fund requires the affirmative vote of the lesser of:  (i) a majority of the outstanding shares of the California Money Fund or (ii) 67% or more of the outstanding shares of the California Money Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the California Money Fund are present or represented by proxy (“1940 Act Majority Vote”).

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement.  You may place your vote by completing, signing, and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or via the Internet by following the on-line instructions.  If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  You may also attend the Meeting and cast your vote in person at the Meeting.  For more details about shareholder voting, see the “Voting Information” section of this Prospectus/Proxy Statement.

What is the Board’s recommendation regarding the proposal?

At a meeting held on October 20, 2015, the Board of the Trust considered the proposal to reorganize the California Money Fund with and into the California Ultra-Short Fund, approved the Plan, and voted to recommend that shareholders of the California Money Fund vote to approve the Plan.  For the reasons set forth in the “REASONS FOR THE TRANSACTION” section of this Prospectus/Proxy Statement, the Board, including the Independent Trustees, has determined that participation in the Transaction is in the best interests of the California Money Fund and the California Ultra-Short Fund.  The Board also concluded that no dilution in value would result to the shareholders of the California Money Fund and the California Ultra-Short Fund as a result of their participation in the Transaction.

THE BOARD OF THE TRUST, ON BEHALF OF THE CALIFORNIA MONEY FUND, RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment goals, strategy, and policies of the Funds?

The investment goals, strategies and risks of the Funds are similar.

Similar Investment Goals.  The California Money Fund’s investment goal, which is fundamental, (i.e., changeable only by shareholder vote) is to provide investors with as high a level of income exempt from federal income taxes and California personal income taxes as is consistent with prudent investment management, the preservation of shareholders’ capital and liquidity in its investments.  The California Money Fund also seeks to maintain a stable $1.00 share price.

The California Ultra-Short Fund’s investment goal, which is non-fundamental, is to provide investors with as high a level of income exempt from federal income taxes and personal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.

The California Ultra-Short Fund is Not a Money Market Fund.  The key difference between the two investment goals is that the California Ultra-Short Fund will not try to maintain a stable $1.00 share price and will initially commence operations with a $10.00 NAV per share that will fluctuate with market conditions.  The California Ultra-Short Fund is also not subject to the portfolio credit quality, liquidity, maturity, and diversification standards applicable to money market funds pursuant to Rule 2a-7 under the 1940 Act (the “Money Market Fund Rule”).

Similar Principal Investment Strategies.  As a fundamental policy, under normal market conditions, the California Money Fund invests at least 80% of its total assets, and the California Ultra-Short Fund will invest at least 80% of its Net Assets, in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes.  Both Funds may also invest up to 35% of their respective total assets in municipal securities issued by U.S. territories, such as Guam, the U.S. Virgin Islands or Puerto Rico.  In addition, although both Funds try to invest all of their respective total assets in tax-free securities, it is possible, but not anticipated, that up to 20% of the California Money Fund’s total assets and up to 20% of the California Ultra-Short Fund’s Net Assets may be in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax.

The California Money Fund invests predominantly in high-quality, short-term, municipal securities and is subject to the Money Market Fund Rule.  As a result, the California Money Fund only buys securities that the Investment Manager determines present minimal credit risks, maintains a dollar-weighted average portfolio maturity of 60 days or less, and maintains a dollar-weighted average life for its portfolio of 120 days or less.  The California Ultra-Short Fund will not be subject to the risk-limiting conditions of the Money Market Fund Rule.  The California Ultra-Short Fund will invest predominantly in investment grade municipal securities (i.e., those obligations rated at the time of purchase in one of the top four rating categories by one or more nationally recognized rating agencies or comparable unrated or short-term rated securities).  The California Ultra-Short Fund will maintain a dollar-weighted average portfolio maturity of 1 year or less.

For more information about the investment goals, strategies and policies of the Funds, please see the section entitled “Comparison of Investment Goals, Strategies, Policies and Risks” in this Prospectus/Proxy Statement.

How do the principal investment risks of the Funds compare?

Investments in both Funds involve risks common to most mutual funds.  The California Ultra-Short Fund will not operate as a stable value money market fund and will not be subject to the risk-limiting conditions of the Money Market Fund Rule.  The chart below compares the principal risks of each Fund.

California Money Fund/ California Ultra-Short Fund	California Money Fund	California Ultra-Short Fund
Principal Risks in Common: Interest Rate California and U.S. Territories Focus Credit Market Tax-Exempt Securities Management Income Inflation	Additional Principal Risks: Banking Industry Liquidity U.S. Government Securities Risk Associated with the Fund Holding Cash	Additional Principal Risks: Prepayment Bond Insurers When-Issued and Delayed Delivery Transactions Municipal Lease Obligations Unrated Debt Securities Illiquid Securities

For more information about the principal risks of the Funds, please see the section “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS.” – What are the principal investment risks associated with investments in the Funds?

What are the distribution and purchase procedures of the Funds?

Shares of each Fund are sold on a continuous basis by Distributors.  Class A shares of the California Money Fund and Class A1 shares of the California Ultra-Short Fund are generally sold at NAV per share.

Holders of Class A shares of the California Money Fund will not be assessed a sales charge on their receipt of the California Ultra-Short Fund Class A1 shares in connection with the Transaction.  Additional information and specific instructions explaining how to buy shares of each Fund are outlined in the California Ultra-Short Fund Prospectus enclosed with the Prospectus/Proxy Statement under the heading “Your Account.”

What are the redemption procedures and exchange privileges of the Funds?

Each Fund offers the same redemption features pursuant to which redemption proceeds are remitted by check after prompt receipt of proper documents, including signature guarantees under certain circumstances.  The California Ultra-Short Fund, unlike the California Money Fund, will not offer check-writing privileges.  Each Fund has the same exchange privileges.  Shares of each Fund may be redeemed at its respective NAV per share.  Additional information and specific instructions explaining how to redeem and exchange shares of each Fund are outlined in the Fund Prospectus under the heading “Your Account.”  The California Ultra-Short Fund Prospectus enclosed with the Prospectus/Proxy Statement also lists, under the heading “Questions,” phone numbers for you to call if you have any questions about your account.

Who manages the Funds?

The Board of the Trust provides general oversight of the business and affairs of each Fund but is not involved in day to day management or securities selection.  Each Fund is a diversified series of the Trust, an open-end management investment company, commonly called a mutual fund.  The Trust was originally organized as a Massachusetts business trust on July 18, 1985, was reorganized effective November 1, 2007, as a Delaware statutory trust and is registered with the SEC.

FAV, One Franklin Parkway, San Mateo, California 94403, serves as investment manager for both Funds.  FAV is a wholly owned subsidiary of Franklin Resources, Inc. (“FRI”).  FRI is a publicly owned holding company with its principal offices located at One Franklin Parkway, San Mateo, California 94404-1906.  FAV and its affiliates serve as investment manager or administrator to 45 registered investment companies, with approximately 162 U.S.-based funds or series.  FRI had over $770 billion in assets under management as of September 30, 2015.  Charles B. Johnson (former Chairman and Director of FRI) and Rupert H. Johnson, Jr. are principal shareholders of FRI.

Fund Management Team.  California Money Fund and California Ultra-Short Fund are each managed by a team of dedicated professionals focused on investments in California municipal securities.  The portfolio managers have responsibility for the day-to-day management of the Funds and operate as a team to develop ideas and implement investment strategy for all of the Trust’s Funds.

California Money Fund Management Team	California Ultra-Short Fund Management Team
Ms. Higgins has been an analyst or portfolio manager of the Fund since 1992. She joined Franklin Templeton Investments in 1990.	Mr. Sperry has been an analyst or portfolio manager of the Fund since inception. He joined Franklin Templeton Investments in 1996.
Mr. Conn has been an analyst or portfolio manager of the Fund since 2009. He joined Franklin Templeton Investments in 2001.	Mr. Bonelli has been an analyst or portfolio manager of the Fund since inception. He joined Franklin Templeton Investments in 2010.
Mr. Bonelli has been an analyst or portfolio manager of the Fund since 2013. He joined Franklin Templeton Investments in 2010.

The SAI for the California Money Fund dated November 1, 2015 and the SAI for California Ultra-Short Fund dated January 12, 2016 (each, a “Fund SAI” and, collectively, the “Fund SAIs”), provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.  For information on how to obtain a copy of the Fund SAIs, please see the section entitled “Information about the Funds.”

What are the Funds’ investment management fees?

The investment management fees for the California Money Fund and the California Ultra-Short Fund are the same and are as follows:

California Money Fund/ California Ultra-Short Fund
0.625% of the value of net assets up to and including $100 million;
0.500% of the value of net assets over $100 million and not over $250 million;
0.450% of the value of net assets over $250 million and not over $7.5 billion;
0.440% of the value of net assets over $7.5 billion and not over $10 billion;
0.430% of the value of net assets over $10 billion and not over $12.5 billion;
0.420% of the value of net assets over $12.5 billion and not over $15 billion;
0.400% of the value of net assets over $15 billion and not over $17.5 billion;
0.380% of the value of net assets over $17.5 billion and not over $20 billion; and
0.360% of the value of net assets in excess of $20 billion.

In order to prevent a negative yield, FAV voluntarily agreed to limit its investment management fee, after which the California Money Fund paid less than 0.01% of its average daily net assets to FAV for its services.  FAV may end this arrangement at any time upon notice to the Trust’s Board.  In efforts to prevent a negative yield, FAV and the California Money Fund’s administrator have voluntarily agreed to waive or limit their respective fees, assume as their own certain expenses otherwise payable by the California Money Fund and if necessary make a capital infusion into the California Money Fund.  These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by FAV or the fund administrator at any time and without further notice.  FAV has also agreed to voluntarily waive its investment management fees to the extent necessary to allow the California Ultra-Short Fund to pay a monthly dividend at an annualized distribution rate of 0.25%.  Because such waiver will be limited to the amount of investment management fees earned by FAV, the California Ultra-Short Fund’s monthly dividend may fall below an annualized distribution rate of 0.25% if the Fund does not earn enough income (after waivers) to reach such rate.  FAV may end this voluntary arrangement at any time upon notice to the Board.

For the fiscal year ended June 30, 2015, the California Money Fund paid FAV a management fee, net of fee waivers, in the amount of $12,399.  A discussion regarding the basis for the Board’s approving the investment management agreement for the California Money Fund is available in the California Money Fund’s most recent Annual Report to Shareholders for the year ended June 30, 2015.  A discussion regarding the basis for the Board approving the investment management contract of the California Ultra-Short Fund will be available in the California Ultra-Short Fund's initial Annual Report to Shareholders for the fiscal year ended June 30, 2016.

Each Fund has an investment management arrangement that includes both investment management and fund administrative services, and the agreements are substantially similar.  FAV has subcontracted with Franklin Templeton Services, LLC (“FT Services”) to provide administrative services and facilities to the Funds.  For such services, FAV pays FT Services an administrative fee out of its investment management fees from the Fund.

What are the fees and expenses of each Fund and what might they be after the Transaction?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Funds.  The table also shows the estimated fees and expenses for the pro forma California Ultra-Short Fund which assumes that the California Money Fund approves the Plan and that the Transaction had been effective as of July 1, 2015.  The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of the California Ultra-Short Fund.

You will not pay any initial or deferred sales charge in connection with the Transaction.

ANNUAL OPERATING EXPENSE TABLE FOR CLASS A/CLASS A1 SHARES OF

THE FUNDS AND PROJECTED FEES AFTER THE TRANSACTION

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	California Money Fund	California Ultra-Short Fund	Pro Forma California Ultra-Short Fund
	Class A1	Class A1	Class A1[3]

Management fees	0.49%	0.49%	0.49%
Other expenses	0.04%	0.04%	0.04%
Total annual Fund operating expenses	0.53%	0.53%	0.53%
Contractual fee waiver and/or expense reimbursement	None	0.16%[2]	0.16%[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.53%	0.37%	0.37%

1          Expense ratios reflect annual fund operating expenses for the California Money Fund’s most recent fiscal year ended June 30, 2015.

2       FAV has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses for the Class A1 shares of the California Ultra-Short Fund (excluding acquired fund fees and expenses and certain non-routine expenses) do not exceed (and could be less than) 0.37% until at least October 31, 2017.  This contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.  Although it is not currently anticipated, the Board of Trustees of the Trust has the ability to terminate any fee waivers and expense reimbursement agreements at any time.

3       Pro forma expenses are based on anticipated California Ultra-Short Fund expenses as if the Transaction had been effective as of July 1, 2015 with all assets of the California Money Fund reorganizing into the California Ultra-Short Fund.

Example

This example can help you compare the cost of investing in the California Money Fund’s Class A shares with the cost of investing in the California Ultra-Short Fund Class A1 shares, both before and after the Transaction.  The example assumes:

•         You invest $10,000 for the periods shown;

•         Your investment has a 5% return each year;

•         The Fund’s operating expenses remain the same, taking into account any contractual waivers for the applicable period; and

•         You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
California Money Fund - Class A	$54	$170	$296	$665
California Ultra-Short Fund - Class A1	$38	$154	$280	$650
Pro Forma California Ultra-Short Fund - Class A1 (assuming the Transaction is completed)	$38	$154	$280	$650

How do the performance records of the Funds compare?

The California Ultra-Short Fund will not commence investment operations until the closing of the Transaction and, therefore, does not have any performance information to disclose.  It is expected that as a result of the Transaction, the California Ultra-Short Fund will succeed to the performance and financial history of the California Money Fund.  The California Ultra-Short Fund will not be managed in accordance with the Money Market Fund Rule and as a result past performance of the California Money Fund may not be representative of future performance of the California Ultra-Short Fund.

Average Annual Total Returns (for period ended December 31, 2015)	1 Year	5 Years	10 Years
California Money Fund	0.00%	0.00%	0.90%

Where can I find more financial and performance information about the Funds?

The California Money Fund Prospectus, the California Ultra-Short Fund Prospectus (enclosed) and the California Money Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2015, contain additional financial and performance information about the California Money Fund, including the California Money Fund’s financial performance for the past five years, under the heading “Financial Highlights.”  Additional performance information is contained in the Fund Prospectuses under the heading “Performance.”  The California Ultra-Short Fund is a new fund created for the purpose of acquiring the California Money Fund’s assets and assuming its liabilities.  As such, the California Ultra-Short Fund does not have its own operating history or performance information, and upon the effectiveness of the Transaction, the California Ultra-Short Fund will adopt the operating and performance history of the California Money Fund as its own.  These documents are available free of charge upon request (see the section “Information about the Funds”).

What are other key features of the Funds?

Service Providers.  The Funds use the same service providers for the following services:

•         Custody Services.  The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of each Fund’s securities and other assets.

•         Transfer Agency Services.  Franklin Templeton Investor Services, LLC, an indirect wholly owned subsidiary of FRI, is each Fund’s shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent.

•         Administrative Services.  FT Services, an indirect wholly owned subsidiary of FRI, has an agreement with FAV to provide certain administrative services and facilities for the Funds.  The administrative services include preparing and maintaining books, records and tax and financial reports and monitoring compliance with regulatory requirements.

•         Distribution Services.  Distributors, One Franklin Parkway, San Mateo, California 94403-1906, acts as the principal underwriter in the continuous public offering of each Fund’s shares under the same terms and conditions.

•         Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, California 94111-4004, serves as each Fund’s independent registered public accounting firm.  The independent registered public accounting firm audits the financial statements included in the Funds’ Annual Report to Shareholders.

Dividends and Distributions.  Both Funds declare or will declare income dividends each day the NAV is calculated and pay them monthly.  An account begins to receive dividends on the day after the Fund receives an investment and continues to receive dividends through the date the Fund receives a request to sell shares.  Both Funds pay or will pay capital gains, if any, at least annually.  The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions.  Your income dividends and capital gain distributions will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash.

The tax implications of an investment in each Fund are generally the same.  For more information about the tax implications of investments in the Funds, see each Fund’s prospectus under the heading “Distributions and Taxes.”

REASONS FOR THE TRANSACTION

At a meeting of the Board of the Trust on October 20, 2015 (the “October Meeting”), FAV recommended to the Board that it approve the reorganization of the California Money Fund with and into the California Ultra-Short Fund.  FAV recommended the Transaction because of the generally similar investment goals, principal strategies and principal risks and the fact that the Transaction may benefit shareholders of the California Money Fund by allowing them to avoid the anticipated increase in fund expenses in connection with complying with the recent reforms of the Money Market Fund Rule adopted by the SEC and provide shareholders with a fund investment that will have more opportunities to benefit from the return potential of an expanded investment universe as a result of no longer investing in the more limited investment universe required by the Money Market Fund Rule.

At the October Meeting, the Board considered the proposed Transaction.  Before approving the Plan, the Board reviewed various challenges to the operation of the California Money Fund, including, but not limited to: (1) the continued low interest rate environment, which creates challenges in seeking yields that provide shareholders with adequate investment return; (2) the changing regulatory landscape of the money market fund business, including the reforms of the Money Market Fund Rule which are anticipated to increase operational expenses of the California Money Fund; (3) the decrease in both asset levels and number of accounts in the California Money Fund; and (4) the requirement of waivers and expense reimbursements by FAV in order to avoid a negative yield to shareholders.  The Independent Trustees were advised on this matter by independent counsel.

The Board requested and received from FAV written materials containing relevant information about the California Ultra-Short Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis.

The Board reviewed detailed information about: (1) the investment goal, strategies and policies of both Funds; (2) the portfolio management of the Funds; (3) the financial and organizational strength of FAV; (4) the comparability of the investment goals, policies, restrictions and investments of the Funds; (5) the current expense ratios of the California Money Fund and the anticipated expense ratio of the California Ultra-Short Fund; (6) the anticipated future growth prospects of the California Ultra-Short Fund; (7) the terms and conditions of the Plan, including FAV’s agreement to pay a portion of the expenses related to the Transaction; (8) the federal income tax consequences of the Transaction to the California Money Fund’s shareholders; and (9) the general characteristics of the Funds including service features that are available to the shareholders of the California Money Fund and the service features that are expected to be available to shareholders of the California Ultra-Short Fund.

The Board considered the potential benefits, risks and costs of the Transaction to shareholders of the California Money Fund.  In approving the Transaction, the Board considered the following factors:

Similar Investment Goals, Policies and Strategies.  The Board noted that although the California Ultra-Short Fund will have a fluctuating NAV per share unlike the California Money Fund, the California Ultra-Short Fund has similar investment goals and strategies as the California Money Fund.  Both Funds include as part of their investment goal the seeking of a high a level of income exempt from federal income taxes and California personal income taxes as is consistent with prudent investment management and the preservation of shareholder capital.  Under normal market conditions, both Funds will invest predominately in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes.

Potentially More Attractive Investment.  The California Ultra-Short Fund may be more attractive to investors, in part because it is not subject to the Money Market Fund Rule and, therefore, may invest more broadly and potentially benefit from higher return possibilities offered by an expanded investment universe.

Continuity in Service Providers.  By reorganizing into the California Ultra-Short Fund, there will be continuity in both service providers and portfolio management with some exceptions.  The Investment Manager, distributor, administrator, transfer agent, custodian, auditors and legal counsel will remain unchanged.  In addition, John Bonelli serves as portfolio manager of both the California Money Fund and the California Ultra-Short Fund.  Michael Conn and Carrie Higgins, portfolio managers of the California Money Fund, are not portfolio managers of the California Ultra-Short Fund and are not expected to become portfolio managers of the California Ultra-Short Fund.

California Ultra-Short Fund is Not a Money Market Fund.  The California Ultra-Short Fund will not operate as a stable value money market fund and will not be subject to the risk limiting conditions of the Money Market Fund Rule and as a result will be subject to a slightly higher level of investment risk and may not be as well suited for shareholders who invested in the California Money Fund with a goal of maintaining a stable value.  In addition, the California Ultra-Short Fund will not offer the check-writing privileges that are available in the California Money Fund.

Higher Annual Fund Operating Expenses.  Although the expense ratios of the Funds, before management fees, waivers and expense reimbursements are expected to be the same, the California Ultra-Short Fund’s net total expense ratio, after contractual fee waivers is expected to be higher than the California Money Fund’s net total expense ratio (after voluntary waivers).  The Board noted that the increase in operating expenses is primarily due to the termination of voluntary investment management fee waivers that are in place for the California Money Fund but not the California Ultra-Short Fund.  The voluntary investment management fee waivers are subject to termination at any time without notice.

Tax-Free Reorganization.  The Transaction is anticipated to be treated as a tax-free reorganization for federal income tax purposes.  For more information, see “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION” below.

Costs of the Transaction.  The Board also considered that the Plan provided that the California Money Fund will pay 50% of the expenses of the Transaction, including proxy solicitation costs with FAV paying the remaining 50% of such expenses.  The Board noted that in light of the current expense waivers that are in place for the California Money Fund, FAV or its affiliate, will ultimately pay the California Money Fund’s portion of the Transaction expenses.

Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board of the Trust on behalf of the California Money Fund and the California Ultra-Short Fund, including all of the Independent Trustees, concluded that participating in the Transaction is in the best interests of the California Money Fund and the California Ultra-Short Fund and that no dilution of value would result to the shareholders of the California Money Fund and the California Ultra-Short Fund from the Transaction.  The Board approved the Plan on October 20, 2015, and recommended that shareholders of the California Money Fund vote to approve the Plan.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN

INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan.  You should read the form of the Plan, which is attached as Exhibit A, for more complete information about the Transaction.

How will the Transaction be carried out?

If the shareholders of the California Money Fund approve the Plan, the Transaction will be completed after various conditions are satisfied, including the preparation of certain documents.  If the shareholders of the California Money Fund do not approve the Plan, the Transaction will not take place, and the California Money Fund will continue to operate as it currently does, and the Board will consider such actions as it deems necessary or appropriate.

If the shareholders of the California Money Fund approve the Plan, the officers of the Trust will determine a specific date, called the “closing date,” for the actual Transaction to take place.  The California Money Fund will transfer all of its assets and liabilities to the California Ultra-Short Fund on the closing date, which is scheduled to occur on or about March 18, 2016, but which may occur on an earlier or later date as the officers of the Trust may set.  In exchange, the Trust will issue California Ultra-Short Fund Shares that have an aggregate NAV equal to the dollar value of the assets delivered to the California Ultra-Short Fund, less any liabilities assumed.  The California Money Fund will distribute to its shareholders the California Ultra-Short Fund Shares it receives.  Each shareholder of the California Money Fund will receive the California Ultra-Short Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the California Money Fund.  The share transfer books of the California Money Fund will be permanently closed as of 1:00 p.m., Pacific time, on the closing date.  The California Money Fund will accept requests for redemptions only if received in proper form before 1:00 p.m., Pacific time, on the closing date.  Requests received after that time will be considered requests to redeem the California Ultra-Short Fund Shares.  At the closing, each shareholder of record of the California Money Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing date, with respect to shares of the California Money Fund.  The California Money Fund will then terminate its existence, liquidate, and dissolve.

The Trust may amend the Plan without shareholder approval, except that any amendment made to the Plan that would have a material adverse effect on shareholders would be submitted to the affected shareholders for their approval.

The obligations of the Fund under the Plan are subject to various conditions, including:

•     the California Ultra-Short Fund’s Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

•     the shareholders of the California Money Fund shall have approved the Transaction; and

•     the Trust shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for the California Money Fund, the California Ultra-Short Fund, or their shareholders.

The Trust may terminate or abandon the Plan at any time before or after the approval of the Plan by the shareholders of the California Money Fund.

Following the closing date, any outstanding the California Money Fund share certificates shall be deemed cancelled.

Who will pay the expenses of the Transaction?

The California Money Fund will pay 50% of the total cost of the Transaction and FAV will pay 50% of the total cost.  The total amount of such costs and expenses for the Transaction is estimated to be $118,000.  Thus, the California Money Fund will pay approximately $59,000 in connection with the Transaction.  However, in light of the current expense waivers that are in place for the California Money Fund, FAV or its affiliates have agreed to pay the California Money Fund’s portion of the Transaction’s expenses.

What should I know about the California Ultra-Short Fund Shares?

The California Ultra-Short Fund Shares that will be distributed to the California Money Fund shareholders will have the same legal characteristics as the shares of the California Money Fund with respect to such matters as voting rights, assessability, conversion rights, and transferability.  After the Transaction, shareholders of the California Money Fund whose shares are represented by outstanding share certificates will not receive certificates for the California Ultra-Short Fund Shares and all outstanding the California Money Fund share certificates will be cancelled.  Evidence of share ownership will be reflected electronically in the books and records of the California Ultra-Short Fund.

What are the capitalizations of the Funds and what might the California Ultra-Short Fund’s capitalization be after the Transaction?

The following table sets forth as of December 22, 2015 the capitalizations of the California Money Fund and the California Ultra-Short Fund.  The table also shows the projected capitalization of the California Ultra-Short Fund as adjusted to give effect to the proposed Transaction.

	California Money Fund	California Ultra-Short Fund[1]	Pro Forma Adjustments to Capitalization (Unaudited)	California Ultra-Short Fund - Pro Forma[2]
				(Unaudited)
Class A/Class A1 net assets	$647,891,039	-	-	$647,891,039
Class A/Class A1 shares outstanding	647,856,804	-	-	64,785,680
Class A/Class A1 NAV per share	$1.00	-	-	$10.00

1.       The California Ultra-Short Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

2.       Numbers are projected after the Transaction.

At the closing of the Transaction, shareholders of the California Money Fund will receive the California Ultra-Short Fund Shares based on the relative NAV of the Funds as of 1:00 p.m., Pacific time, on the closing date.

COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

This section describes and compares the key differences between the investment goals, principal strategies and fundamental policies of the Funds, as well as the principal risks associated with such goals, strategies and policies.  The investment goal of the California Money Fund and certain investment policies of each Fund are fundamental, which means that they cannot be changed without the 1940 Act Majority Vote of that Fund’s shares.  Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval.  For a complete description of the California Ultra-Short Fund’s investment policies and risks, you should read the California Ultra-Short Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the California Ultra-Short Fund SAI, which is available upon request.

How do the investment goals, strategies, policies and risks of the Funds compare?

Similar Investment Goals.  The California Money Fund’s investment goal, which is fundamental, is to provide investors with as high a level of income exempt from federal income taxes and California personal income taxes as is consistent with prudent investment management, the preservation of shareholders’ capital and liquidity in its investments.  The California Money Fund also seeks to maintain a stable $1.00 share price.

The California Ultra-Short Fund’s investment goal, which is non-fundamental (i.e., it may be changed without a Fund shareholder vote), will be to provide investors with as high a level of income exempt from federal income taxes and California personal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.

The key difference between the two investment goals is that the California Ultra-Short Fund will not try to maintain a stable $1.00 share price and will initially commence operations with a $10.00 NAV per share that will fluctuate with market conditions.  In addition, the California Ultra-Short Fund will not be subject to the portfolio credit quality, liquidity, maturity, and diversification standards applicable to money market funds pursuant to Rule 2a-7 under the 1940 Act.

Similar Principal Investment Strategies.  The following is a comparison of the Funds’ principal investment strategies, which are non-fundamental (i.e., they may be changed without shareholder approval) except as noted below:

California Money Fund	California Ultra-Short Fund

Tax-Free Securities.  Under normal market conditions, the California Money Fund invests at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes.  (fundamental policy)

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories, such as Puerto Rico.

Tax-Free Securities.  Under normal market conditions, the California Ultra-Short Fund invests at least 80% of its Net Assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes.  (fundamental policy)

Under normal market conditions, the California Ultra-Short Fund invests at least 65% of its total assets in California municipal securities.  The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories, such as Puerto Rico.

Taxable Securities.  Although the California Money Fund tries to invest all of its total assets in tax-free securities, it is possible, although not anticipated, that up to 20% of the Fund's total assets may be in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax.

Taxable Securities.  Although the California Ultra-Short Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its Net Assets may be in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax.

High Credit Quality.  The California Money Fund only buys securities that the Investment Manager determines present minimal credit risks.  The California Money Fund invests predominantly in high-quality (i.e., rated in the top two rating categories by one or more U.S. nationally recognized rating services or comparable unrated, short-term, municipal securities).

Investment Grade Credit Quality.  The California Ultra-Short Fund only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services or comparable unrated or short-term rated securities.

Credit Enhancements.  Some of the Fund’s portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign entities.

Portfolio Maturity.  The California Money Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and maintains a dollar-weighted average life for its portfolio of 120 days or less, and only buys securities that:

•      mature in 397 calendar days or less, if such security is rated in the highest rating category by the requisite rating agencies, as described in applicable regulation; or

•      mature in 45 calendar days or less, if such security is rated in the second highest rating category by the requisite rating agencies, as described in applicable regulation.

Portfolio Maturity. The California Ultra-Short Fund maintains a dollar-weighted average portfolio maturity of one year or less.

Liquidity Guarantees.  Many of the California Money Fund’s portfolio securities may be supported by liquidity guarantees or credit enhancements, which may be provided by banks and other financial institutions.

Insured Municipal Securities.  The California Ultra-Short Fund may invest in insured municipal securities, which are covered by insurance policies that guarantee the timely payment of principal and interest.  The insurance premium costs, however, are typically reflected in a lower yield and/or higher price for the insured bond.  It is important to note that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

Floating Rate Securities.  A large portion or all of the California Money Fund's portfolio securities may be invested in variable and floating rate securities, primarily variable rate demand notes, the interest rates of which change either at specific intervals or whenever a benchmark rate changes.

Floating Rate Securities. The California Ultra-Short Fund may also invest in variable and floating rate securities.

How do the fundamental investment policies and certain non-fundamental policies of the Funds differ?

The Funds’ fundamental investment policies regarding borrowing money, acting as underwriters, making loans, purchasing or selling real estate and physical commodities, issuing senior securities, and diversifying among issuers will be identical.  The industry concentration policy of the California Money Fund and California Ultra-Short Fund will be almost identical except that the California Money Fund has a fundamental investment policy to permit it to invest more than 25% of its net assets in certificates of deposit, bankers’ acceptance and other similar obligations of domestic banks.  The California Ultra-Short Fund cannot adopt this aspect of the California Money Fund’s industry concentration policy because a non-money market fund is not permitted to have an investment policy on concentration that reserves the freedom to concentrate in such bank obligations.

What are the principal risk factors associated with investments in the Funds?

Like all investments, an investment in a Fund involves risk.  There is no assurance that any mutual fund will meet its investment goals.  The achievement of the Funds’ goals depends upon market conditions, generally, and on the Investment Managers’ analytical and portfolio management skills.  For more information about the principal risk factors associated with investments in the Funds, see each Fund Prospectus under the heading “Fund Details – Principal Risks” and the Funds’ SAI under the heading “Goals, Strategies and Risks.”

Below are the principal investment risks of each Fund.

Interest Rate.  When interest rates rise, debt security prices generally fall.  The opposite is also generally true: debt security prices rise when interest rates fall.  Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds.  In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

California and U.S. Territories.  Because each Fund invests predominantly in California municipal securities, events in California are likely to affect the Fund’s investments and its performance.  These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of California.  As with California municipal securities, such events in any of the U.S. territories in which a Fund invests, which can include Puerto Rico, may effect a Fund’s investments and its performance.

Focus.  Each Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation.  A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Credit.  An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

A change in the credit rating of a municipal bond insurer that insures securities in a Fund’s portfolio may affect the value of the securities it insures, a Fund’s share price and Fund performance.  Each Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Tax-Exempt Securities.  While each Fund endeavors to purchase only bona fide tax-exempt securities (i.e., a security issued as paying tax-exempt interest income), there are risks that:  (a) a tax-exempt security may be reclassified by the Internal Revenue Service, or a state tax authority, as paying taxable interest income instead, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free.  Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.  In addition, such reclassifications or actions could cause the value of the security, and therefore the value of a Fund’s shares, to decline.

Income.  Because each Fund can only distribute what it earns, a Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Market.  The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably.  A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all securities.  When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management.  Each Fund is subject to management risk because it is an actively managed investment portfolio.  Each Fund’s Investment Manager applies investment techniques and risk analyses in making investment decisions for a Fund, but there can be no guarantee that these decisions will produce the desired results.

Inflation.  The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by a Fund.  Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Below are additional principal investment risks of the California Ultra-Short Fund:

Prepayment.  Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security’s maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Bond Insurers.  Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies.  Downgrades and withdrawal of ratings from municipal bond insurers have substantially limited the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities.

When-Issued and Delayed Delivery Transactions.  Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date beyond the normal settlement date.  Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Municipal Lease Obligations.  Municipal lease obligations differ from other municipal securities because the relevant legislative body must appropriate the money each year to make the lease payments.  If the money is not appropriated, the lease may be cancelled without penalty and investors who own the lease obligations may not be paid.

Unrated Debt Securities.  Unrated debt securities determined by the investment manager to be of comparable quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes.  Less public information is typically available about unrated securities or issuers.

Illiquid Securities.  Certain securities are illiquid due to a limited trading market, financial weakness of the issuer, legal or contractual restrictions on resale or transfer, or are otherwise illiquid in the sense that they cannot be sold within seven days at approximately the price at which the Fund values them.  Securities that are illiquid involve greater risk than securities with more liquid markets.  Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask prices.  Illiquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Below are additional principal investment risks of the California Money Fund:

Banking Industry.  Because the California Money Fund may invest in obligations for which banks and other financial institutions may provide liquidity guarantees or credit enhancements, it may be vulnerable to setbacks in that industry.  Banks and other financial institutions are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

Liquidity.  This is the risk that the California Money Fund may make investments that may become less liquid in response to market developments or adverse investor perception.  While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, the California Money Fund may have to accept a lower price or may not be able to sell the instrument at all.  An inability to sell one or more portfolio positions can adversely affect the California Money Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the California Money Fund will not be able to pay redemption proceeds within a short period of time because of unusual market conditions, an unusually high volume of redemption requests or other reasons.  If the California Money Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the California Money Fund’s ability to maintain a $1.00 share price.

U.S. Government Securities.  Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States.  Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. Government or its agencies or instrumentalities of a security held by the California Money Fund does not apply to the market value of such security or to shares of the Fund itself.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

Risk Associated with the Fund Holding Cash.  Although the California Money Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION

The following is a general summary of some of the important U.S. federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

The Transaction is intended to qualify as a tax-free reorganization pursuant to Section 368(a) of the Code.  The principal federal income tax consequences that are expected to result from the Transaction are as follows:

•      no gain or loss will be recognized by the California Money Fund or the shareholders of the California Money Fund as a direct result of the Transaction;

•      no gain or loss will be recognized by the California Ultra-Short Fund as a direct result of the Transaction;

•      the basis of the assets of the California Money Fund received by the California Ultra-Short Fund will be the same as the basis of these assets in the hands of the California Money Fund immediately prior to the exchange;

•      the holding period of the assets of the California Money Fund received by the California Ultra-Short Fund will include the period during which such assets were held by the California Money Fund;

•      the aggregate tax basis of the shares of the California Ultra-Short Fund to be received by a shareholder of the California Money Fund as part of the Transaction will be the same as the shareholder’s aggregate tax basis of the shares of the California Money Fund; and

•      the holding period of the shares of the California Ultra-Short Fund received by a shareholder of the California Money Fund as part of the Transaction will include the period that a shareholder held the shares of the California Money Fund (provided that such shares of the California Money Fund are capital assets in the hands of such shareholder as of the closing).

Neither of the Funds has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Transaction.  As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the California Money Fund and the California Ultra-Short Fund as to the foregoing federal income tax consequences of the Transaction, which opinion will be conditioned upon, among other things, the accuracy, as of the closing date, of certain representations of each Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Transaction on the California Money Fund, the California Ultra-Short Fund, or any California Money Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark to market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection after the closing date of the Transaction.  See “Information about the Funds.”

Opinions of counsel are not binding upon the IRS or the courts.  If the Transaction was consummated but the IRS or the courts were to determine that the Transaction did not qualify as a tax-free reorganization under the Code, and thus were taxable, the California Money Fund would recognize gain or loss on the transfer of its assets to the California Ultra-Short Fund, and each shareholder of the California Money Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its California Money Fund shares and the fair market value of the shares of the California Ultra-Short Fund it received.  However, even if the Transaction did not qualify as a tax-free reorganization, there should be no material adverse federal income tax consequences to shareholders of the California Money Fund because the California Money Fund is a money market fund that strives to maintain a stable NAV of $1.00 per share.

Limitations on Capital Loss Carryovers.  Assuming the Transaction qualifies as a tax-free reorganization, as expected, the California Ultra-Short Fund will succeed to the capital loss carryovers, if any, of the California Money Fund for federal income tax purposes upon the closing of the Transaction.  If, as is anticipated, at the time of the closing of the Transaction, the California Ultra-Short Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the California Money Fund as a result of the Transaction.  Thus, the Transaction is not expected to result in any limitation on the use by the California Ultra-Short Fund of the California Money Fund’s capital loss carryovers, if any.  However, the capital losses of the California Ultra-Short Fund, as the successor in interest to California Money Fund, may subsequently become subject to an annual limitation as a result of sales of the California Ultra-Short Fund shares or other reorganization transactions in which the California Ultra-Short Fund might engage post-Reorganization.

You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

INFORMATION ABOUT THE FUNDS

Information about the Funds is included in each Fund Prospectus.  Each Fund Prospectus is incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement and the California Ultra-Short Fund Prospectus also accompanies this Prospectus/Proxy Statement.  Additional information about the Funds is included in the Fund SAIs.  Each Fund SAI is incorporated into the applicable Fund Prospectus, and into the SAI dated January 12, 2016 relating to this Prospectus/Proxy Statement, each of which has been filed with the SEC.  The SAI relating to this Prospectus/Proxy Statement is also considered part of this Prospectus/Proxy Statement.  Information about the California Money Fund is also included in the Annual Report to Shareholders for the fiscal year ended June 30, 2015.

You may request a free copy of each Fund Prospectus, each Fund SAI, the California Money Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2015, the SAI relating to this Prospectus/Proxy Statement, and other information by calling (800) DIAL-BEN/342-5236 or by writing to the Fund at P.O. Box 997151, Sacramento, California  95899-7151.

The Trust files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. and at certain of the SEC’s regional offices:  SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA  30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver –1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City –351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104.  You can also obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC’s Internet site at http://www.sec.gov or by electronic request at the following email address:  publicinfo@sec.gov.

FURTHER INFORMATION ABOUT THE FUNDS

The following is a discussion of the organization of the Funds and, where applicable, of the Trust.  More detailed information about each Fund’s current structure is contained in each Fund’s SAI.

Comparison of Capital Structure.  Each Fund is a diversified series of the Trust, an open-end management investment company, commonly called a mutual fund.  The Trust was originally organized as a Massachusetts business trust on July 18, 1985, was reorganized effective November 1, 2007, as a Delaware statutory trust and is registered with the SEC.

The authorized number of shares of each Fund is unlimited, each without par value, and each Fund may issue fractional shares.  Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights.  The California Money Fund and the California Ultra-Short Fund shareholders have no appraisal rights.

Comparison of Voting Rights.  Shares of each class represent proportionate interests in a Fund's assets.  On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by state or federal law.  Shares of each class of a Fund have the same voting and other rights and preferences as the other classes and Funds of the Trust for matters that affect the Trust as a whole.  For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share carries a proportionate fractional vote.  Shareholders of the Funds are not entitled to cumulative voting rights in the election of trustees, and this gives holders of more than 50% of the shares of the Trust voting the ability to elect all of the members of the board.  If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

Proposals Subject to Shareholder Approval.  The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and certain amendments to plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.  In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by the Trust’s Agreement and Declaration of Trust (“Trust Instrument”).  For example, the Trust Instrument and By-Laws give shareholders the power to vote only (i) on such matters required by the Trust Instrument, the By-Laws, the 1940 Act, other applicable law and any registration statement of the Trust filed with the SEC, the registration of which is effective; and (ii) on such other matters as the Board may consider necessary or desirable.

Quorum and Vote Required to Approve a Proposal.  Quorum for a shareholders’ meeting of the California Money Fund, the California Ultra-Short Fund, or any series of the Trust is generally forty per cent (40%) of the shares entitled to vote which are present in person or by proxy.  Under the Trust Instrument, to the extent a larger vote is not required by applicable law, a majority of the votes cast at a meeting at which a quorum is present generally shall decide any questions, with the exception that Trustees are elected by not less than a plurality of the votes cast at such a meeting.

Setting a Record Date.  The Trust Instrument establishes the maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Board.  The maximum number of days is 120 for both Funds.

Legal Structures.  Mutual funds formed under the Delaware Statutory Trust Act, such as the Funds, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments.  Mutual funds organized as Delaware statutory trusts have benefited from this flexibility to streamline their operations and minimize expenses.  For example, mutual funds organized as Delaware statutory trusts are not required to hold annual shareholders’ meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders.  In addition, a fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only trustee approval and not a shareholder vote; such funds are still subject, however, to the voting requirements of the 1940 Act.

Limited Liability for Shareholders.  Under the Delaware Statutory Trust Act and Trust Instrument, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under the Delaware General Corporation Law.

Boards of Trustees.  Pursuant to the Delaware Statutory Trust Act and the Trust Instrument, the responsibility for the general oversight of each Fund is vested in the Board, which, among other things, is empowered by the Trust Instrument to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.  Pursuant to the Trust Instrument, no Trustee shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Inspection Rights.  The Trust provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.

VOTING INFORMATION

How many votes are necessary to approve the Plan?

A 1940 Act Majority Vote, as defined herein, of the outstanding shares of the California Money Fund is required to approve the Plan.  Each California Money Fund shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share, of the California Money Fund held at the close of business on December 10, 2015 (the “Record Date”).  If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies.

Forty percent (40%) of the California Money Fund’s outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting.  Under relevant state law and the Trust Instrument, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting.  Thus, under the Trust Instrument, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Plan.  However, it is the Trust’s understanding that because broker dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting.

How do I ensure my vote is accurately recorded?

You can vote in any one of four ways:

•      By mail, with the enclosed proxy card;

•      In person at the Meeting;

•      By telephone; or

•      Through the Internet.

A proxy card is, in essence, a ballot.  When you vote your proxy, it tells us how you want to vote on important issues relating to the California Money Fund.  If you simply sign, date and return the proxy card but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.  If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

You may revoke your proxy at any time before it is voted by sending a written notice to the California Money Fund expressly revoking your proxy, by signing and forwarding to the California Money Fund a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person.  If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

The Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement.  It is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

Shareholders of record of the California Money Fund on the Record Date will be entitled to vote at the Meeting.  The following table shows the number of shares of each class and the total number of outstanding shares of each class of the California Money Fund as of the Record Date:

Class	Shares Outstanding
Class A	658,325,705.085

How will proxies be solicited?

The California Money Fund expects that the solicitation will be primarily by mail.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may submit the proxy card originally sent with this Prospectus/Proxy Statement or attend in person.

The California Money Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  The California Money Fund may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of the Trust or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

The California Money Fund expects that, before the Meeting, broker-dealer firms holding shares of the California Money Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, the California Money Fund understands that current New York Stock Exchange rules do not permit the broker-dealers to vote on the Plan on behalf of their customers and beneficial owners.  Certain broker-dealers may exercise discretion over shares held in their name for which no instructions are received by voting these shares in the same proportion as they vote shares for which they received instructions.

Are there dissenters’ rights?

If the Transaction is approved at the Meeting, shareholders of the California Money Fund will not have the right to dissent and obtain payment of the fair value of their shares because the California Money Fund’s Trust Instrument provides that no shareholder is entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving the California Money Fund.  Shareholders of the California Money Fund, however, will be able to redeem or exchange shares of the California Money Fund at NAV until the closing date of the Transaction.  After the closing date, shareholders may redeem the California Ultra-Short Fund Shares or exchange them for shares of certain other funds in Franklin Templeton Investments.  Redemptions are subject to the terms and conditions in the prospectus of the respective Fund.

PRINCIPAL HOLDERS OF SHARES

As of Record Date, the principal shareholders of the California Money Fund, beneficial or of record, were:

Name and Address	Shares Outstanding	Percentage (%)
California Money Fund Rupert H. Johnson Jr. Trust Rupert H. Johnson Jr. Trustee One Franklin Parkway San Mateo, CA 94403-1906	480,612,669.083	73.007

Note:  Rupert H. Johnson, Jr. who is an officer and/or trustee of the Trust, may be considered a beneficial holder of the Fund shares held by FAV.  FAV is wholly owned by FRI.  As a principal shareholder of FRI, he may be able to control the voting of shares of the Fund held by FAV.

From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.  To the knowledge of the California Money Fund, no other person owned (beneficially or of record) 5% or more of the outstanding shares of Class A Shares California Money Fund as of the Record Date, except as listed above.  Upon completion of the Transaction, it is expected that those persons disclosed above as owning 5% or more of the California Money Fund’s outstanding Class A shares will own approximately the same percentage of the then outstanding Class A1 shares of the California Ultra-Short Fund upon completion of the Transaction.   A person “controls” a Fund if such person beneficially owns, either directly or indirectly, more than 25% of the voting securities of the Fund or if such person or the Fund acknowledges or asserts the existence of such control.  A controlling shareholder of a Fund could control the outcome of a proposal submitted to shareholders for approval, including in the case of the California Money Fund, the approval of the Transaction.

As of the Record Date, except with regard to the holdings related to Rupert H. Johnson, Jr. above, the other officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of the California Money Fund.

As of the Record Date, the California Ultra-Short Fund had not commenced operations and had no shareholders.

SHAREHOLDER PROPOSALS

Neither the California Money Fund nor the California Ultra-Short Fund is required to hold, and neither intends to hold, regular annual meetings of shareholders.  A shareholder who wishes to submit a proposal for consideration for inclusion in a Fund’s proxy statement for the next meeting of shareholders (if any) should send a written proposal to the Trust’s offices at One Franklin Parkway, San Mateo, California 94403-1906, Attention:  Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the Fund’s proxy statement and proxy card relating to that meeting and presented at the meeting.  A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules, state law, and other governing instruments.

Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the applicable Fund’s proxy statement or presented at the meeting.

ADJOURNMENT

The holders of a majority of the shares present (in person or by proxy) and entitled to vote with respect to the California Money Fund at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of the Trust (in the absence of the chairperson of the Board), or any vice president or other authorized officer of the Trust (in the absence of the president) may adjourn the Meeting.  Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow time for further solicitation of proxies.  Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment and any business may be transacted at the adjourned meeting that might have been transacted at the Meeting.  The persons designated as proxies may use their discretionary authority to vote as instructed by management of the California Money Fund on questions of adjournment.  If the Meeting is adjourned to another time or place, written notice need not be given of the adjourned meeting if the time and place is announced at the Meeting, unless a new record date is fixed or unless the adjournment is for more than sixty days after the date of the original meeting.

By Order of the Board of Trustees,

Karen L. Skidmore

Secretary

January 12, 2016

GLOSSARY

Useful Terms and Definitions

1940 Act—The Investment Company Act of 1940, as amended.

1940 Act Majority Vote — The affirmative vote of the lesser of: (i) a majority of the outstanding shares of the California Money Fund, or (ii) 67% or more of the outstanding shares of the California Money Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the California Money Fund are present or represented by proxy.

Distributors — Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, California 94403-1906, the principal underwriter for the Funds.

FAV — Franklin Advisers, Inc., the investment manager for the Funds.

FRI — Franklin Resources, Inc., One Franklin Parkway, San Mateo, California 94403-1906.

FT Services — Franklin Templeton Services, LLC, the administrator for the Funds.  FT Services is an indirect, wholly owned subsidiary of FRI and is an affiliate to each Fund’s investment manager and principal underwriter.

Independent Trustees — The Trustees who are not “interested persons” of a Fund, as such term is defined in the 1940 Act.

IRS — U.S. Internal Revenue Service.

Meeting — The Special Meeting of Shareholders of the California Money Fund concerning approval of the Plan.

Net Asset Value (NAV) — The net asset value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the portfolio.  The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Plan—The Plan of Reorganization adopted by the Trust on behalf of the California Money Fund and the California Ultra-Short Fund.

Record Date — December 10, 2015 – The date selected for determining which shareholders of record of the California Money Fund will be entitled to vote on the Transaction.

SAI — Statement of Additional Information, a document that supplements information found in a mutual fund’s prospectus.

SEC — U.S. Securities and Exchange Commission.

The Trust — Franklin California Tax-Free Trust, the registered investment company of which both the California Money Fund and the California Ultra-Short Fund are a series.

Transaction — The proposed transaction contemplated by the Plan.

U.S.— The United States of America.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A.     Form of Plan of Reorganization

B.     Prospectus of the Franklin California Ultra-Short Tax-Free Income Fund dated January 12, 2016, as supplemented (enclosed)

EXHIBIT A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”), is made as of this 26th day of February, 2016, by Franklin California Tax-Free Trust (“FCTFT”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, Franklin California Tax-Exempt Money Fund (the “California Money Fund”) and Franklin California Ultra-Short Tax-Free Income Fund (the “California Ultra-Short Fund”) (together, the “Funds” and, individually, a “Fund”).  Franklin Advisers, Inc. (“FAV”), a Delaware limited liability company, joins this Plan solely for purposes of Section 7.

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by FCTFT, on behalf of the California Ultra-Short Fund, of all of the property, assets and goodwill of the California Money Fund in exchange solely for full and fractional Class A1 shares of beneficial interest, with no par value, of the California Ultra-Short Fund (the “California Ultra-Short Fund Shares”); (ii) the assumption by the California Ultra-Short Fund of all of the California Money Fund’s obligations and liabilities; (iii) the distribution of the California Ultra-Short Fund Shares to the holders of Class A shares of beneficial interest, with no par value, of the California Money Fund (the “California Money Fund Shares”), respectively, according to their respective interests in the California Money Fund in complete liquidation of the California Money Fund; and (iv) the dissolution of the California Money Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.  The California Ultra-Short Fund will be a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the California Money Fund.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, FCTFT covenants and agrees as follows:

1.  Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of the California Money Fund.

(a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by the California Ultra-Short Fund of the number of the California Ultra-Short Fund Shares hereinafter provided, FCTFT, on behalf of the California Money Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to the California Ultra-Short Fund all of the California Money Fund’s then existing assets (such assets hereinafter “Assets”).  In consideration therefore, FCTFT, on behalf of the California Ultra-Short Fund, agrees at the Closing to assume and pay when due all obligations and liabilities of the California Money Fund, existing on or after the Closing Date (as such term is defined in Section 3), whether absolute, accrued, contingent or otherwise (the “Liabilities”), such Liabilities to become the obligations and liabilities of the California Ultra-Short Fund.

(b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery, FCTFT, on behalf of the California Ultra-Short Fund, agrees at the Closing to deliver to the California Money Fund the number of the California Ultra-Short Fund Shares, determined by dividing the net asset value per share of Class A shares of the California Money Fund by the net asset value per share of Class A1 shares of the California Ultra-Short Fund and separately multiplying the result thereof by the number of outstanding Class A shares of the California Money Fund as of 1:00 p.m., Pacific time, on the Closing Date.  The California Ultra-Short Fund Shares delivered to the California Money Fund at the Closing shall have an aggregate net asset value equal to the value of the California Money Fund’s net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

(c) Immediately following the Closing, the California Money Fund shall distribute the California Ultra-Short Fund Shares received by the California Money Fund pursuant to this Section 1 pro rata to the California Money Fund’s shareholders of record, based upon their respective holdings of the California Money Fund, as of the close of business on the Closing Date.  Such distribution shall be accomplished by the establishment of accounts on the share records of the California Ultra-Short Fund of the type and in the amounts due such shareholders based on their respective holdings in the California Money Fund as of the close of business on the Closing Date.  Fractional California Ultra-Short Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing California Money Fund Shares shall be entitled to surrender the same to the transfer agent for the California Ultra-Short Fund in exchange for the number of the California Ultra-Short Fund Shares of the same class into which the California Money Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted.  Until so surrendered, each outstanding certificate, if any, which, prior to the Closing, represented California Money Fund Shares shall be deemed for all California Ultra-Short Fund purposes to evidence ownership of the number of California Ultra-Short Fund Shares into which California Money Fund Shares (which prior to the Closing were represented thereby) have been converted.  Certificates for the California Ultra-Short Fund Shares shall not be issued, unless specifically requested by a shareholder.  After the distribution, the California Money Fund shall be dissolved.

(d) At the Closing, each shareholder of record of the California Money Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing shall have the right to receive such unpaid dividends and distributions with respect to the shares of the California Money Fund that such person had on such Distribution Record Date.

(e) All books and records relating to the California Money Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the California Ultra-Short Fund from and after the date of the Plan, and shall be turned over to the California Ultra-Short Fund on or prior to the Closing.

2.  Valuation.

(a) The net asset value of the California Ultra-Short Fund Shares and the California Money Fund Shares and the value of the California Money Fund’s Assets to be acquired by the California Ultra-Short Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific time, on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”).  The net asset value per share of the California Ultra-Short Fund Shares and the California Money Fund Shares and the value of the California Money Fund’s net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectuses of the California Ultra-Short Fund and the California Money Fund, as amended or supplemented, except that the net asset value per share of the California Money Fund shall be carried to the fourth decimal place.

(b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of the California Ultra-Short Fund Shares or the California Money Fund Shares or the value of the California Money Fund’s net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

(c) In the event that the net asset value per share of the California Money Fund Shares calculated using market value deviates by more than 0.25 of 1% from the net asset value per share calculated using amortized cost, the Closing Date shall be postponed until the net asset value using market value and amortized cost for the California Money Fund Shares is within the range of 0.25 of 1%.

(d) All computations of value regarding the net asset value of the California Ultra-Short Fund Shares and the California Money Fund Shares and the value of the California Money Fund’s net Assets shall be made by the administrator to the Funds.

3.  Closing and Closing Date.

The Closing shall take place at the principal office of FCTFT at 1:00 p.m., Pacific time, on March 18, 2016 or such later date as the officers of FCTFT may determine (the “Closing Date”).  FCTFT, on behalf of the California Money Fund, shall have provided for delivery as of the Closing those Assets of the California Money Fund to be transferred to the account of the California Ultra-Short Fund’s custodian, The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286.  FCTFT, on behalf of the California Money Fund, shall deliver at the Closing a list of names and addresses of the holders of record of each class of the California Money Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 1:00 p.m., Pacific time, on the Closing Date.  FCTFT, on behalf of the California Ultra-Short Fund, shall provide evidence that such the California Ultra-Short Fund Shares have been registered in an account on the books of the California Ultra-Short Fund in such manner as the officers of FCTFT may reasonably request.

4.  Representations and Warranties by FCTFT on behalf of the California Ultra-Short Fund and/or the California Money Fund.

FCTFT, on behalf of the California Ultra-Short Fund and/or the California Money Fund, represents and warrants that:

(a) Each Fund is a series of FCTFT, which was originally organized as a Massachusetts business trust on July 18, 1985, and was reorganized as a Delaware statutory trust effective on November 1, 2007.  FCTFT is validly existing under the laws of the State of Delaware.  FCTFT is duly registered under the 1940 Act as an open-end, management investment company and each Fund’s shares sold were, or will be, sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b) FCTFT is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Fund, each outstanding share of which is, and each share of the California Ultra-Short Fund when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights.  FCTFT currently issues shares of four series, including the Funds.  The California Ultra-Short Fund currently is divided into two classes of shares: Class A1 and Advisor Class shares of beneficial interest of which Class A1 represent the California Ultra-Short Fund Shares.  The California Money Fund currently is comprised of one class of shares, Class A shares of beneficial interest.  No shareholder of either Fund shall have any option, warrant or preemptive right of subscription or purchase with respect to the California Money Fund Shares or the California Ultra-Short Fund Shares.

(c) The financial statements appearing in the California Money Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2015, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of the California Money Fund as of its respective dates and the results of the California Money Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.  The California Ultra-Short Fund will have no financial statements as of the Closing Date.

(d) The books and records of each Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of such Fund.

(e) FCTFT, on behalf of each Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by FCTFT, on behalf of either Fund, of the transactions contemplated by the Plan, except for the registration of the California Ultra-Short Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.  The California Money Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by the California Money Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by the California Money Fund.

(f) FCTFT has elected to treat the California Money Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The California Money Fund is a “fund” as defined in Section 851(g)(2) of the Code.  The California Money Fund has qualified as a RIC for each taxable year since its inception and that has ended prior to the Closing Date, and, will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The California Money Fund has not had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.  Consummation of the transactions contemplated by the Plan will not cause either the California Money Fund to fail to be qualified as a RIC as of the Closing Date.

(g) The California Ultra-Short Fund is, and will be at the time of Closing, a newly created series of FCTFT, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the  Assets, and assuming the Liabilities, of the California Money Fund in connection with the Reorganization.

(h) FCTFT intends to elect to treat the California Ultra-Short Fund as a RIC under Subchapter M of the Code and the California Ultra-Short Fund is a fund that is treated as a separate corporation under Section 851(g) of the Code.  The California Ultra-Short Fund will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a RIC for its current taxable year.  The California Ultra-Short Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(i) Neither Fund is under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(j) The California Money Fund does not have any unamortized or unpaid organizational fees or expenses.

(k) All information to be furnished by either Fund for use in preparing any prospectus, proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete.

(l) The California Money Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(m) Immediately prior to the Closing Date, the California Ultra-Short Fund will have no assets or liabilities, contingent or otherwise.

(n) There is no inter-corporate indebtedness existing between the California Money Fund and the California Ultra-Short Fund that was issued, acquired, or will be settled at a discount.

(o) The registration statement on Form N-14 referred to in Section 5(h) hereof (the “Registration Statement”), and any prospectus or statement of additional information of the California Ultra-Short Fund or the California Money Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement, or any such prospectus or statement of additional information or supplement thereto, on the effective and clearance dates of the Registration Statement, on the date of the special meeting of the California Money Fund’s shareholders to vote on the Plan (the “Special Meeting”) and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

(p) Since June 30, 2015, there has not been any material adverse change in either Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

(q) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by FCTFT, on behalf of each Fund, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(r) As of the Closing Date, the California Money Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of the California Money Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(s) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against FCTFT.  FCTFT, on behalf of either Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the California Ultra-Short Fund’s or the California Money Fund’s business or their ability to consummate the transactions herein contemplated.

(t) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of FCTFT’s Board of Trustees, subject with respect to the California Money Fund to approval of the California Money Fund’s shareholders.

(u) On the Closing Date, all material Returns (as defined below) of the California Money Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To FCTFT’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the California Money Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the California Money Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Plan, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, additional tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

 (v) The statement of assets and liabilities to be furnished by FCTFT, on behalf of the California Money Fund, as of 1:00 p.m., Pacific time, on the Closing Date for the purpose of determining the number of the California Ultra-Short Fund Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect the California Money Fund’s net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(w) At the Closing, FCTFT, on behalf of the California Money Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

5.  Covenants of FCTFT.

(a) FCTFT, on behalf of each Fund, covenants to operate each Fund’s respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) FCTFT, on behalf of the California Money Fund, undertakes that it will not acquire the California Ultra-Short Fund Shares for the purpose of making distributions thereof to anyone other than the California Money Fund’s shareholders.

(c) FCTFT, on behalf of the California Money Fund, undertakes that, if the Plan is consummated, the California Money Fund will liquidate and dissolve.

(d) FCTFT, on behalf of the California Money Fund, agrees that, by the Closing, all of the federal and other Tax Returns required by law to be filed on or before such date shall have been filed, and either all federal and other Taxes shown as due on said Returns shall have been paid, or adequate liability reserves shall have been provided for the payment of such Taxes.

(e) FCTFT, on behalf of the California Money Fund, shall provide at the Closing:

(1)   A statement of the respective tax basis and holding period of all investments to be transferred by the California Money Fund to the California Ultra-Short Fund.

(2)   A copy (which may be in electronic form) of the California Money Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with FCTFT, with respect to each shareholder, and such information as the California Ultra-Short Fund may reasonably request concerning the California Money Fund shares or the California Money Fund shareholders in connection with the California Money Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of the California Money Fund’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the California Ultra-Short Fund as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”).

(3)   A copy of any other Tax books and records of the California Money Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the California Money Fund after the Closing.

(4)   If requested by the California Ultra-Short Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the California Money Fund.

(f) As promptly as practicable, but in any case within sixty days after the date of Closing, FCTFT, on behalf of the California Money Fund, shall furnish the California Ultra-Short Fund, in such form as is reasonably satisfactory to the California Ultra-Short Fund, a statement of the earnings and profits of the California Money Fund for federal income tax purposes that will be carried over by the California Ultra-Short Fund as a result of Section 381 of the Code.

(g) As of the Closing, FCTFT, on behalf of the California Money Fund, shall have called, and FCTFT shall have held, a Special Meeting of the California Money Fund’s shareholders to consider and vote upon the Plan and FCTFT shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  FCTFT shall have mailed to each shareholder of record of the California Money Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, thereunder (the “Prospectus/Proxy Statement”).

(h) FCTFT, on behalf of the California Ultra-Short Fund, has filed the Registration Statement with the Securities and Exchange Commission (“SEC”) and used its best efforts to provide that the Registration Statement became effective as promptly as practicable.  At the time it became effective, the Registration Statement (i) complied in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) did not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement became effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(i) Subject to the provisions of the Plan, FCTFT, on behalf of each Fund, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(j) FCTFT, on behalf of the California Money Fund, shall deliver to the California Ultra-Short Fund, at the Closing Date, confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of the California Money Fund transferred to the California Ultra-Short Fund in accordance with the terms of the Plan.

(k) FCTFT, on behalf of each Fund, intends that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  FCTFT, on behalf of each Fund, shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

6.  Conditions Precedent to be Fulfilled by FCTFT.

The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a) That all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date.

(b) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.

(c) That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the California Money Fund at a meeting or any adjournment thereof.

(d) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the California Money Fund or the California Ultra-Short Fund.

(e) On or before the Closing, unless the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, that the California Money Fund shall have declared a distribution or distributions on or prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of the California Money Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of the California Money Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of the California Money Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

(f) That there shall be delivered to FCTFT an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to FCTFT, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of FCTFT with regard to matters of fact:

(1) The acquisition by the California Ultra-Short Fund of all the assets of the California Money Fund as provided for herein in exchange for the California Ultra-Short Fund Shares and the assumption by the California Ultra-Short Fund of all of the Liabilities of the California Money Fund followed by the distribution by the California Money Fund to its shareholders of the California Ultra-Short Fund Shares in complete liquidation of the California Money Fund will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the California Money Fund and the California Ultra-Short Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by the California Money Fund upon the transfer of all of its assets to, and assumption of its Liabilities by, the California Ultra-Short Fund in exchange solely for voting shares of the California Ultra-Short Fund under Sections 361(a) and 357(a) of the Code;

(3) No gain or loss will be recognized by the California Ultra-Short Fund upon the receipt by it of all of the assets of the California Money Fund in exchange solely for the assumption of the Liabilities by the California Ultra-Short Fund and issuance of the voting shares of the California Ultra-Short Fund under Section 1032(a) of the Code;

(4) No gain or loss will be recognized by the California Money Fund upon the distribution of the California Ultra-Short Fund Shares to its shareholders in complete liquidation of the California Money Fund (in pursuance of the Plan) under Section 361(c)(1) of the Code;

(5) The Tax basis of the assets of the California Money Fund received by the California Ultra-Short Fund will be the same as the Tax basis of these assets in the hands of the California Money Fund immediately prior to the Reorganization under Section 362(b) of the Code;

(6) The holding periods of the assets of the California Money Fund received by the California Ultra-Short Fund will include the periods during which such assets were held by the California Money Fund under Section 1223(2) of the Code;

(7) No gain or loss will be recognized by the shareholders of the California Money Fund upon the exchange of their shares in the California Money Fund solely for voting shares of the California Ultra-Short Fund including fractional shares to which they may be entitled under Section 354(a) of the Code;

(8) The Tax basis of the California Ultra-Short Fund Shares received by the shareholders of the California Money Fund (including fractional shares to which they may be entitled) will be the same as the Tax basis of the California Money Fund Shares exchanged therefor under Section 358(a)(1) of the Code;

(9) The holding period of the California Ultra-Short Fund Shares received by shareholders of the California Money Fund (including fractional shares to which they may be entitled) will include the holding period of the California Money Fund Shares surrendered in exchange therefor, provided that the shareholder held the California Money Fund Shares as a capital asset on the effective date of the Reorganization under Section 1223(1) of the Code; and

(10) For purposes of Section 381 of the Code, either: (i) the California Ultra-Short Fund will succeed to and take into account as of the date of the transfer, as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the California Money Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) the California Ultra-Short Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the California Money Fund described in Section 381(c) of the Code as if there had been no Reorganization.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the California Money Fund, the California Ultra-Short Fund, or any shareholder of the California Money Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income Tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

(g) That there shall be delivered to FCTFT an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to FCTFT, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1) The California Money Fund and the California Ultra-Short Fund are each a series of FCTFT and that FCTFT is a validly existing statutory trust in good standing under the laws of the State of Delaware;

(2) FCTFT is an open-end investment company of the management type registered as such under the 1940 Act;

(3) The consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of FCTFT, on behalf of each Fund;

(4) FCTFT, on behalf of each Fund, is authorized to issue an unlimited number of shares of beneficial interest, without par value; and

(5) the California Ultra-Short Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by FCTFT, on behalf of the California Ultra-Short Fund.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of FCTFT with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of FCTFT.

(h) That the California Ultra-Short Fund’s Prospectus contained in the Registration Statement with respect to the California Ultra-Short Fund Shares to be delivered to the California Money Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i) That the California Ultra-Short Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit the California Ultra-Short Fund Shares lawfully to be delivered to each holder of the California Money Fund Shares.

(j) FCTFT, on behalf of the California Money Fund will provide the California Ultra-Short Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the California Money Fund to the California Ultra-Short Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by FCTFT, on behalf of the California Ultra-Short Fund, all workpapers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to the California Money Fund, (4) the Tax books and records of the California Money Fund for purposes of preparing any Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 5(f).

7.  Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: the California Money Fund will pay 50% of the costs of the Reorganization and FAV, the investment manager for the California Money Fund and the California Ultra-Short Fund, will pay 50% of the costs of the Reorganization.

8.  Termination; Postponement; Waiver; Order.

(a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of the California Money Fund) to the Closing, or the Closing may be postponed by FCTFT, on behalf of either Fund, if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

(b) If the transactions contemplated by the Plan have not been consummated by December 31, 2016, the Plan shall automatically terminate on that date, unless a later date is set by officers of FCTFT.

(c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither FCTFT, the California Money Fund nor the California Ultra-Short Fund, nor their trustees, officers, or agents or the shareholders of the California Money Fund or the California Ultra-Short Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.

(d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by FCTFT if, in the judgment of its officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to its shareholders.

(e) The representations and warranties contained in Section 4 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither FCTFT, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of FCTFT, on behalf of either Fund, to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of the California Money Fund; provided that, if such term or condition would result in a change in the method of computing the number of the California Ultra-Short Fund Shares to be issued to the California Money Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of the California Money Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless the California Money Fund promptly calls a special meeting of the shareholders of the California Money Fund at which such condition shall be submitted for approval.

9.  Reporting responsibility.

(a) Any reporting responsibility of FCTFT, on behalf of the California Money Fund, is and shall remain the responsibility of the California Money Fund, up to and including the Closing Date, and such later date on which the California Money Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii)  preparing and filing other documents with the SEC, any state securities commission, and any Federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise mutually agreed by the parties.

10.  Liability of FCTFT.

It is acknowledged and agreed that all obligations of FCTFT under the Plan with respect to a Fund are binding only with respect to that Fund; shall be discharged only out of the assets of such Fund, that no other series of FCTFT shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither FCTFT nor a Fund shall seek satisfaction of any such obligation or liability from the shareholders of FCTFT or a Fund, the trustees, officers, employees or agents of FCTFT, or any of them.

11.  Entire Agreement and Amendments.

The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for.  The Plan may be amended only by mutual consent of the parties in writing.  Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.  Counterparts.

The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.  Governing Law.

The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

[Signature Page Follows]

IN WITNESS WHEREOF, FCTFT, on behalf of the California Money Fund, and on behalf of the California Ultra-Short Fund, has caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

FRANKLIN CALIFORNIA TAX-FREE TRUST, on behalf of FRANKLIN CALIFORNIA ULTRA-SHORT TAX-FREE INCOME FUND

By:	Name: Karen L. Skidmore Title: Vice President and Secretary

FRANKLIN CALIFORNIA TAX-FREE TRUST, on behalf of FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

By:	Name: Karen L. Skidmore Title: Vice President and Secretary

With respect to Section 7 of the Plan only: FRANKLIN ADVISERS, INC.

By:	Name: Edward B. Jamieson Title: President

EXHIBIT B – PROSPECTUS (enclosed)

FRANKLIN CALIFORNIA ULTRA-SHORT TAX-FREE INCOME FUND
PROSPECTUS DATED JANUARY 12, 2016, AS SUPPLEMENTED TO DATE

The prospectus of the Franklin California Ultra-Short Tax-Free Income Fund dated January 12, 2016, as supplemented to date, is part of this Prospectus/Proxy Statement and will be included in the Proxy mailing to all shareholders of record of the Franklin California Tax-Exempt Money Fund and is incorporated by reference from the electronic filing on Form N-1A made by Franklin California Tax-Free Trust on January 12, 2016, under Accession No. 0001379491-16-001952.

B-1

EVERY SHAREHOLDER'S VOTE IS IMPORTANT

PLEASE DETACH AT PERFORATION BEFORE MAILING.

PROXY                                                                                                                                                                                 PROXY

FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

a series of Franklin California Tax-Free Trust

SPECIAL MEETING OF SHAREHOLDERS

February 26, 2016

The undersigned hereby revokes all previous proxies for his/her shares of the Franklin California Tax-Exempt Money Fund (the “California Money Fund”) and appoints Craig S. Tyle, Alison Baur, Steven J. Gray, Karen L. Skidmore and Lori A. Weber, and each of them, proxies of the undersigned with full power of substitution to vote all shares of the California Money Fund that the undersigned is entitled to vote at the California Money Fund’s Special Meeting of Shareholders (“Meeting”) to be held at One Franklin Parkway, San Mateo, California 94403-1906 at 2:00 p.m., Pacific time on February 26, 2016 including any postponements or adjournments thereof, upon the matter set forth below and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited on behalf of the Board of Trustees of the Franklin California Tax-Free Trust on behalf of the California Money Fund.  It will be voted as specified.  If no specification is made, this proxy shall be voted FOR the proposal to approve a plan of reorganization involving the reorganization of the California Money Fund into the Franklin California Ultra-Short Tax-Free Income Fund.  If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY.  THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

[VOTE VIA THE INTERNET:

www.franklintempleton.com

VOTE VIA THE TELEPHONE: [1-866-241-6192]

CONTROL NUMBER: 999 9999 9999 999]

Note:  Please sign exactly as your name appear on the proxy.  If signing for estates, trusts or corporations, your title or capacity should be stated.  If shares are held jointly, one or more joint owners should sign personally.

___________________________________

Signature

___________________________________

Signature (if held jointly)

___________________________________

Date

(Please see reverse side)

EVERY SHAREHOLDER'S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND RETURN YOUR PROXY TODAY

Please detach at perforation before mailing.

--------------------------------------------------------------------------------------

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

Please mark votes as in this example:  [X]

1. To approve a plan of reorganization between the Franklin California Tax-Exempt Money Fund and the Franklin California Ultra-Short Tax-Free Income Fund	FOR ☐	AGAINST ☐	ABSTAIN ☐

IMPORTANT:  PLEASE SIGN AND MAIL IN YOUR PROXY TODAY

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE.  NO POSTAGE IS REQUIRED IF MAILED IN THE U.S.

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR

FRANKLIN CALIFORNIA ULTRA-SHORT TAX-FREE INCOME FUND,

a series of

FRANKLIN CALIFORNIA TAX-FREE TRUST

Dated January 12, 2016

Acquisition of All of the Assets and Liabilities of:

FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

(a series of Franklin California Tax-Free Trust)

By and in exchange for shares of

FRANKLIN CALIFORNIA ULTRA-SHORT TAX-FREE INCOME FUND

(a series of Franklin California Tax-Free Trust)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of all of the assets and liabilities of Franklin California Tax-Exempt Money Fund (the “California Money Fund”) by and in exchange for Class A1 shares of Franklin California Ultra-Short Tax-Free Income Fund (the “California Ultra-Short Fund”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, is attached hereto and, except as noted below, is incorporated by reference herein (is legally considered to be part of this SAI):

1.      Statement of Additional Information of the California Money Fund dated November 1, 2015 as supplemented to date (previously filed on EDGAR, Accession No. 0001379491-15-001231).

2.      Annual Report of the California Money Fund for the fiscal year ended June 30, 2015 (previously filed on EDGAR, Accession No. 0000773478-15-000012).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

3.      Statement of Additional Information of the California Ultra-Short Fund dated January 12, 2016 as supplemented to date (previously filed on EDGAR, Accession No. 0001379491-16-001952).

This SAI, which is not a prospectus supplements and should be read in conjunction with the Prospectus/Proxy Statement dated January 12, 2016, relating to the above- referenced transactions and the Special Meeting of Shareholders of the California Money Fund that will be held on February 26, 2016.  You can request a copy of the Prospectus/Proxy Statement by calling (800) DIAL BEN®/(800) 342-5236) or by writing to Franklin Templeton Investments at P.O. Box 997151, Sacramento, CA 95899-7151.

1

Pro Forma Financial Information

Pro forma financial information has not been prepared for the reorganization of the California Money Fund into the California Ultra-Short Fund because the California Money Fund will be reorganized into a newly organized shell series of the Franklin California Tax-Free Trust with no assets and liabilities that will commence investment operations upon completion of the reorganization and continue the operations of the California Money Fund.

2

PART C

OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibit 14(a):

(1))	Copies of the charter of the Registrant as now in effect;

(a)

Agreement and Declaration of Trust of Franklin California Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2007

(b)

Certificate of Trust of Franklin California Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2007

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)

By-Laws of Franklin California Tax-Free Trust, a Delaware Statutory Trust, effective October 18, 2006

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2007

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)

Form of Plan of Reorganization of Franklin California Tax-Free Trust, on behalf of Franklin California Tax-Exempt Money Fund and Franklin California Ultra-Short Tax-Free Income Fund is filed herewith as Exhibit A to the Prospectus/ Proxy Statement

(5)

Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)

Article III, V, VI, VIII and X of Agreement and Declaration of Trust of the Registrant

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2007

(b) Articles II, VI, VII ,and VIII of the By-Laws of the Registrant Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: October 26, 2007

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Investment Management Agreement between Registrant, on behalf of Franklin California Insured Tax-Free Income Fund, Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Tax-Exempt Money Fund, and Franklin Advisers, Inc. dated November 1, 2007

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2008

(b)

Addendum dated January 1, 2008 to the Investment Management Agreement between Registrant, on behalf of Franklin California Insured Tax-Free Income Fund, Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Tax-Exempt Money Fund, and Franklin Advisers, Inc. dated November 1, 2007

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2008

(c)

Form of Investment Management Agreement between Registrant, on behalf of Franklin California Ultra-Short Tax-Free Income Fund, and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 29, 2015

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2011

(b)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: August 27, 2010

(8)

Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant: Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-07785

Filing Date: March 1, 1996

(b)

Amendment dated May 7, l997 to the Master Custody Agreement dated February 16, 1996 between Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 30, 1997

(c)

Amendment dated February 27, 1998, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: August 21, 1998

(d)

Amendment dated September 24, 2015 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2015

(e)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant: Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-07785

Filing Date: March 1, 1996

(f)

Amended dated September 24, 2015 to Exhibit A of the Terminal Link Agreement between the Registrant and the Bank of New York Mellon dated as of February 16, 1996

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 26, 2015

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of the Franklin California Insured Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2009

(b)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin California Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2009

(c)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of the Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 29, 2013

(d)

Multiple Class Plan on behalf of Franklin California Intermediate-Term Tax-Free Income Fund dated April 15, 2008

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2008

(e)

Multiple Class Plan on behalf of Franklin California Insured Tax-Free Income Fund dated April 15, 2008

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 27, 2008

(f)

Form of Multiple Class Plan on behalf of Franklin California Ultra-Short Tax-Free Income Fund

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 29, 2015

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a) Legal Opinion dated December 4, 2015 Filing: Registration Statement on Form N-14 File No. 333-208344 Filing Date: December 4, 2015

(12)

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

To be filed by amendment

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Amended and Restated Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated May 1, 2014

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 24, 2014

(b)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated June 1, 2014

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 24, 2014

(c)

Form of Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, on behalf of Franklin California Ultra-Short Tax-Free Income Fund

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A

File No. 002-99112

Filing Date: October 29, 2015

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney dated October 20, 2015 Filing: Registration Statement on Form N-14 File No. 333-208344 Filing Date: December 4, 2015

(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 002-99112 Filing Date: October 24, 2014

Item 17. Undertakings

(a)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)

The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement to be signed on its behalf of the registrant, in the City of San Mateo and the State of California, on the 11th day of January, 2016. The Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended.

FRANKLIN CALIFORNIA TAX-FREE TRUST

(Registrant)

By:   /s/Karen L. Skidmore

      Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHRISTOPHER J. MOLUMPHY* Christopher J. Molumphy	Chief Executive Officer- Investment Management
Dated: January 11, 2016

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer- Finance and Administration
Dated: January 11, 2016

GASTON GARDEY*
Gaston Gardey	Chief Financial Officer and Chief Accounting Officer and Treasurer
Dated: January 11, 2016

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: January 11, 2016

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: January 11, 2016

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: January 11, 2016

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: January 11, 2016

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: January 11, 2016

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: January 11, 2016

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: January 11, 2016

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: January 11, 2016

JOHN B WILSON*	Trustee
John B. Wilson	Dated: January 11, 2016

*By /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

 (Pursuant to Powers of Attorney previously filed)

FRANKLIN CALIFORNIA TAX-FREE TRUST

N-14 REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(12)(a)

Opinion and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus

To be filed by Amendment

EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm	Attached